VOYA INVESTORS TRUST

VY® Templeton Global Growth Portfolio

(the “Portfolio”)

Supplement dated October 22, 2018

to the Portfolio’s Adviser Class, Institutional Class, Class R6, Service Class,

and Service 2 Class Prospectus (the “Prospectus”),

and related Statement of Additional Information (the “SAI”),

each dated May 1, 2018

Effective October 9, 2018, James Harper no longer serves as a portfolio manager for the Portfolio.

Effective October 9, 2018, the Portfolio’s Prospectus and SAI are hereby revised as follows:

1.	All references to James Harper as a portfolio manager for the Portfolio are hereby deleted in their entirety.

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Heather Arnold, CFA	Norman J. Boersma, CFA
Portfolio Manager (since 04/15)	Portfolio Manager (since 03/11)
Tucker Scott, CFA
Portfolio Manager (since 10/07)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE